Related undertakings - Summary of Full list of Related Parties - United States to Vietnam (Detail)	12 Months Ended
Dec. 31, 2020
US [member] | Accuity Asset Verification Services Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Accuity Asset Verification Services Inc.
Percentage of undertaking	100.00%
Reg office	1007 Church Street, Evanston IL 60201
US [member] | Accuity Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Accuity Inc.
Percentage of undertaking	100.00%
Reg office	1007 Church Street, Evanston IL 60201
US [member] | Altiris Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Altiris, Inc.
Percentage of undertaking	100.00%
Reg office	1007 Church Street, Evanston IL 60201
US [member] | American Textile Machinery Exhibitions International Inc. [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	American Textile Machinery Exhibitions International Inc.
Percentage of undertaking	40.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Aries Systems Corporation [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Aries Systems Corporation
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Chemical Data, LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	Chemical Data, LLC
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Derman, Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Derman, Inc.
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | Dunlap-Hanna Publishers [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	Dunlap-Hanna Publishers
Percentage of undertaking	50.00%
Reg office	313 Washington Street, Suite 400, Newton, MA 02458
US [member] | Elsevier Holdings Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Holdings Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Elsevier Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Elsevier Medical Information LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier Medical Information LLC
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Elsevier STM Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Elsevier STM Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Emailage Corporation [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Emailage Corporation
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | Enclarity, Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Enclarity, Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | Gaming Business Asia LLC Fifty Percentage [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	Gaming Business Asia LLC
Percentage of undertaking	50.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Health Market Science Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Health Market Science, Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | ID Analytics LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	ID Analytics LLC
Percentage of undertaking	100.00%
Reg office	1007 Church Street, Evanston IL 60201
US [member] | IDGRBI China Publishers LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	IDG-RBI China Publishers LLC
Percentage of undertaking	50.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Knovel Corporation [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Knovel Corporation
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Knowable Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Knowable Inc
Percentage of undertaking	75.00%
Reg office	1209 Orange Street, Wilmington, DE 19801
US [member] | LexisNexis Claims Solutions Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Claims Solutions Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Coplogic Solutions Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Coplogic Solutions Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Of Puerto Rico Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis of Puerto Rico Inc.
Percentage of undertaking	100.00%
Reg office	9443 Springboro Pike, Miamisburg, OH 45342
US [member] | LexisNexis Risk Assets Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Assets Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Risk Data Management Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Data Management Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Risk Holdings Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Holdings Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Risk Solutions Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions Inc .
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Risk Solutions FL Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Risk Solutions FL Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LexisNexis Special Services Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis Special Services Inc.
Percentage of undertaking	100.00%
Reg office	Puerta Del Condado #1095, Wilson Ave, Local #3, San Juan, PR 00907
US [member] | LexisNexis VitalChek Network Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LexisNexis VitalChek Network Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | LNRS Data Services Inc. | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	LNRS Data Services Inc.
Percentage of undertaking	100.00%
Reg office	3355 West Alabama Street, Houston, TX 77098
US [member] | Matthew Bender And Company Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Matthew Bender & Company, Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | MLex US Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	MLex US, Inc.
Percentage of undertaking	91.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Parity Computing, Inc. [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Parity Computing, Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | PCLaw Time Matters LLC [member] | No Stock [member]
Disclosure of transactions between related parties [line items]
Company name	PCLaw Time Matters LLC
Percentage of undertaking	51.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | PoliceReports.US, LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	PoliceReports.US, LLC
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | Portfolio Media, Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Portfolio Media, Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Reed Technology and Information Services Inc. [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Technology and Information Services Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | RELX Capital Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Capital Inc.
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | RELX Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | RELX Risks Inc. [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	RELX Risks Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | RELX US Holdings Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	RELX US Holdings Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Reman, Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Reman, Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | REV IV Partnership LP [member] | No Stock [member]
Disclosure of transactions between related parties [line items]
Company name	REV IV Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | SAFI Americas LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	SAFI Americas LLC
Percentage of undertaking	50.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | SageStream LLC [member] | Membership Interest [Member]
Disclosure of transactions between related parties [line items]
Company name	SageStream LLC
Percentage of undertaking	100.00%
Reg office	1007 Church Street, Evanston IL 60201
US [member] | SciBite Inc. [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	SciBite Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Shadow Health, Inc. [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Shadow Health, Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | Shadow Holding Ventures, Inc. [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	Shadow Holding Ventures, Inc.
Percentage of undertaking	100.00%
Reg office	230 Park Ave, New York, NY 10169
US [member] | The Reed Elsevier Ventures 2005 Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2005 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures 2006 Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2006 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures 2009 Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2009 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures 2010 Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2010 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures 2011 Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2011 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures 2012 Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2012 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Reed Elsevier Ventures 2013 Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Reed Elsevier Ventures 2013 Partnership LP
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
US [member] | The Remick Publishers [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company name	The Remick Publishers
Percentage of undertaking	50.00%
Reg office	313 Washington Street, Suite 400, Newton, MA 02458
US [member] | ThreatMetrix, Inc. [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	ThreatMetrix, Inc.
Percentage of undertaking	100.00%
Reg office	1000 Alderman Dr., Alpharetta, GA 30005
US [member] | World Compliance, Inc [member] | Common stock [member]
Disclosure of transactions between related parties [line items]
Company name	World Compliance, Inc.
Percentage of undertaking	100.00%
Reg office	1105 North Market St, Wilmington, DE 19801
VIETNAM | Reed Tradex Vietnam LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company name	Reed Tradex Vietnam LLC
Percentage of undertaking	49.00%
Reg office	2nd Floor, Kova Center, 92G-92H Nguyen Huu Canh Street, Ward no. 22, District. Binh Thanh, Ho Chi Minh City, Vietnam